Revenue from contracts with customers (Tables)	6 Months Ended
Jun. 30, 2022
Contract with Customer, Asset and Liability [Table Text Block]
Contracts with customers and disaggregation of revenues
in	2Q22	1Q22	2Q21	6M22	6M21
Contracts with customers (CHF million)
Investment and portfolio management	780	828	891	1,608	1,752
Other securities business	16	13	15	29	28
Underwriting	125	239	626	364	1,615
Brokerage	586	690	693	1,276	1,601
Other services	359	394	445	753	893
Total revenues from contracts with customers	1,866	2,164	2,670	4,030	5,889

Revenue from External Customers by Products and Services [Table Text Block]
Contract balances
end of	2Q22	1Q22	4Q21
Contract balances (CHF million)
Contract receivables	769	777	865
Contract liabilities	59	58	55
Revenue recognized in the reporting period included in the contract liabilities balance at the beginning of period	10	14	9

Bank
Contract with Customer, Asset and Liability [Table Text Block]
Contracts with customers and disaggregation of revenues
in	6M22	6M21
Contracts with customers (CHF million)
Investment and portfolio management	1,578	1,699
Other securities business	29	29
Underwriting	370	1,664
Brokerage	1,277	1,623
Other services	786	937
Total revenues from contracts with customers	4,040	5,952

Revenue from External Customers by Products and Services [Table Text Block]
Contract balances
end of	2Q22	1Q22	4Q21
Contract balances (CHF million)
Contract receivables	802	792	865
Contract liabilities	59	58	55
Revenue recognized in the reporting period included in the contract liabilities balance at the beginning of period	10	14	9